9A OTHER ITEMS	3 Months Ended
Mar. 31, 2017
Payables and Accruals [Abstract]
OTHER ITEMS

On January 27, 2017, the Company issued 33,333 shares of its common stock to its legal counsel, Olshan Frome Wolosky LLP ("Olshan"), in exchange for the cancellation of a portion of accrued and unpaid legal fees owed by the Company to Olshan.

The Company has yet to make the dividend payment on its Series A Preferred Stock that was payable on March 31, 2017.  The Company will pay the sole holder of the Series A Preferred Stock the accrued dividend in-kind pursuant to the terms of the Certificate of Designation contemporaneously with the filing of the Quarterly Report of Form 10-Q for the quarter ended March 31, 2017.